DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) year hours loan
EBP, Description of Plan [Line Items]
Requisite service period	1 year
Requisite service hours | hours	1,000
Automatic annual increase deferral rate	1.00%
Quarterly recordkeeping fees	$ 11.00
Quarterly administrative fees	$ 9.00
Recordkeeping fees renegotiated period	3 years
Maximum number of loans outstanding | loan	2
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Participant loan, basis spread on variable rate	1.00%
General loan, minimum borrowing term	1 month
General loan, maximum borrowing term	60 months
Primary residence, maximum borrowing term	180 months
Involuntary cash-out limit	$ 1,000
Plan transfer	$ 69,845
ITT Common Stock
EBP, Description of Plan [Line Items]
Maximum percent of plan balance in company stock fund	20.00%
Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	1.00%
Automatic deferral rate	6.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Automatic deferral rate	15.00%
Participant loan, interest rate	9.50%
ITT INC.
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%
Participant compensation matched percentage	6.00%
ITT INC. | Minimum
EBP, Description of Plan [Line Items]
Core employer contribution percentage	3.00%
Core employer contribution, age | year	50
ITT INC. | Maximum
EBP, Description of Plan [Line Items]
Core employer contribution percentage	4.00%
Core employer contribution, age | year	50
Flow Technologies Seneca Falls
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%
Participant compensation matched percentage	3.00%
Core employer contribution percentage	6.00%